Trade and other payables (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable - third parties	SFr 1,032,557	SFr 1,733,319
Other	168,263	104,678
Total trade and other payables	SFr 1,200,820	SFr 1,837,997